Non-performing Assets Including Troubled Debt Restructurings (Non-performing Assets Including TDR) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Non-performing assets including TDR
Non-accrual loans	$ 3,210	$ 5,814
Other real estate owned	1,641	1,228
TDR's not in non-accrual	177	182
Total non-performing assets including TDR	5,028	7,224
Total non-performing assets as a percent of loans and loans held for sale, net of unearned income, and other real estate owned	0.67%	1.00%
Commercial [Member]
Non-performing assets including TDR
Non-accrual loans
Other real estate owned
Commercial loans secured by real estate [Member]
Non-performing assets including TDR
Non-accrual loans	2,073	4,623
Other real estate owned	1,101	1,101
Real estate-mortgage [Member]
Non-performing assets including TDR
Non-accrual loans	1,137	1,191
Other real estate owned	$ 540	$ 127